Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of information about lease asset and liabilities	Amounts recognized in the Statement of Financial Position:

	12.31.22	12.31.21
Right-of-use asset (1)	7,392,623	8,774,951
Real estate	7,392,623	8,774,951
Lease Liabilities (2)	(7,675,499)	(8,535,060)
(1)     Recorded in Property, Plant and Equipment.
(2)     Recorded in Other Financial Liabilities, see Note 25.

Summary of information about income statement disclosures of leases	Amounts recognized in the Statement of Income:

	12.31.22	12.31.21
Charge for depreciation of right-of-use assets (1)(2)	(2,683,632)	(3,945,172)
Interest Expenses (3)	(1,143,136)	(1,033,047)
Expenses related to short-term leases (4)	(51,590)	(486,155)
Expenses related to low-value assets leases (4)	(302,292)	(458,539)
Sublease Income (5)	4,343	4,344
(1)Depreciation for right of use of Real Property.
(2)Recorded in Depreciation and Impairment of assets, see Note 39.
(3)Recorded in Other Operating Expenses, Lease Interest, see Note 40.
(4)Recorded in Administrative Expenses, see Note 38.
(5)Recorded in Other Operating Income, see Note 34.

Summary of quantitative information about right of use assets and lease liabilities
The roll forward of right -of-use assets and lease liabilities during the years 2022 and 2021 is as follows:

Right-of-use assets	12.31.22	12.31.21
Balances at the beginning of the year	8,774,951	11,915,563
Additions	1,349,709	1,173,475
Cancellation of contracts	(48,405)	(368,915)
Depreciation of the year	(2,683,632)	(3,945,172)
Balances at the end of the year	7,392,623	8,774,951

Lease liabilities(1)	12.31.22	12.31.21
Balances at the beginning of the year	8,535,060	12,829,461
New contracts	1,349,709	1,173,475
Cancellation of contracts	(48,405)	(368,915)
Lease payments	(2,675,287)	(3,381,869)
Leases financial cost	1,143,136	1,033,047
Translation differences and inflation adjustment	(628,714)	(2,750,139)
Balances at the end of the year	7,675,499	8,535,060
(1)Recorded in the item Other Financial Liabilities, see Note 25.